Fees Summary	Dec. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,212,600
Previously Paid Amount	0.00
Total Fee Amount	857.96
Total Offset Amount	0.00
Net Fee	857.96
Narrative - Max Aggregate Offering Price	$ 6,212,600
Final Prospectus	true